Cash (Tables)	6 Months Ended
Jun. 30, 2025
Cash [Abstract]
Schedule of Cash at Bank
	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Cash at bank	390,500	3,625,690	858,009

Schedule of Reconciliation of Liabilities Arising from Financing Activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flow as cash flows from financing activities.

	Bank borrowing	Lease liabilities	Redeemable convertible preference shares	Amounts due to related parties	Total
	MYR	MYR	MYR	MYR	MYR
As of January 1, 2024	67,086	2,217,028	6,483,536	3,404,046	12,171,696

Changes from financing cash flows:
Payment of capital element of lease liabilities	–	(155,262)	–	–	(155,262)
Payment of interest element of lease liabilities	–	(123,305)	–	–	(123,305)
Repayment to related parties	–	–	–	(4,123)	(4,123)
Payment of principal element of bank borrowing	(7,921)	–	–	–	(7,921)
Payment of interest element of bank borrowing	(2,148)	–	–	–	(2,148)
Repayment of shareholder’s loan	–	–	–	(70,925)	(70,925)
Proceeds from the issue of redeemable convertible preference shares	–	–	3,134,350	–	3,134,350
Total changes from financing cash flows	(10,069)	(278,567)	3,134,350	(75,048)	2,770,666

Other changes:
Increase in lease liabilities from entering into new leases during the period	–	616,029	–	–	616,029
Finance costs (note 21)	2,148	123,305	–	13,630	139,083
Conversion of redeemable convertible preference shares	–	–	918,274	–	918,274
Equity component of redeemable convertible preference shares	–	–	(267,397)	–	(267,397)
Change arising from operating activities	–	–	–	(562,536)	(562,536)
Total other changes	2,148	739,334	650,877)	(548,906)	843,453

As of June 30, 2024	59,165	2,677,795	10,268,763	2,780,092	15,785,815
	Bank borrowing	Lease liabilities	Redeemable convertible preference shares	Amounts due to related parties	Total
	MYR	MYR	MYR5	MYR	MYR
As of January 1, 2025	53,029	2,493,310	9,590,370	4,001,850	16,138,559

Changes from financing cash flows:
Payment of capital element of lease liabilities	–	(193,903)	–	–	(193,903)
Payment of interest element of lease liabilities	–	(120,665)	–	–	(120,665)
Advance received from a related party	–	–	–	3,839,926	3,839,926
Payment of principal element of bank borrowing	(5,370)	–	–	–	(5,370)
Payment of interest element of bank borrowing	(1,405)	–	–	–	(1,405)
Repayment of shareholder’s loan	–	–	–	(50,000)	(50,000)
Total changes from financing cash flows	(6,775)	(314,568)	–	3,789,926	3,468,583

Other changes:
Finance costs (note 21)	1,667	120,665	–	13,630	135,962
Reclass to other payables	(1,355)			–	(1,355)
Effect of foreign exchange rate	–	–	(542,811)	–	(542,811)
Change arising from operating activities	–	–	–	1,029,344	1,029,344
Total other changes	312	120,665	(542,811)	1,042,974	621,140

As of June 30, 2025	45,566	2,299,407	9,047,559	8,834,750	22,863,896
As of June 30, 2025 (USD)	11,020	544,148	2,141,079	2,090,720	5,410,678

Schedule of Total Cash Outflow for Lease
	As of June 30, 2024	As of June 30, 2025
	MYR	MYR	USD
Within financing cash flows	(278,567)	(314,568)	(71,829)